Convertible Debentures (Details 1) - USD ($)	Aug. 31, 2021	Nov. 30, 2020
Promissory notes payable	$ 168,100	$ 163,758
Promissory Notes Payable 1
Promissory notes payable	$ 168,100	$ 163,758